Cost of Sales (Tables)	12 Months Ended
Jun. 30, 2019
Analysis of income and expense [abstract]
Disclosure of Cost of Sales

	SA rand
Figures in million	2019	2018*	2017*

Production costs (a)	20 324	15 084	15 042
Amortisation and depreciation of mining assets (b)	3 961	2 468	2 441
Amortisation and depreciation of assets other than mining assets (b)	93	102	78
Rehabilitation expenditure (c)	33	67	23
Care and maintenance costs of restructured shafts	134	128	109
Employment termination and restructuring costs (d)	242	208	74
Share-based payments (e)	155	244	391
Impairment of assets (f)	3 898	5 336	1 718
Other	29	(41)	(7)

Total cost of sales	28 869	23 596	19 869
* Re-presented due to a change in accounting policy - refer to note 2 for detail.

6	COST OF SALES continued

(a)
Production costs include mine production and transport and refinery costs, applicable general administrative costs, movement in inventories and ore stockpiles, ongoing environmental rehabilitation costs and transfers for stripping activities. Employee termination costs are included, except for employee termination costs associated with major restructuring and shaft closures, which are separately disclosed.

Production costs increased during the 2019 year mainly due to the inclusion of Moab Khotsong (R2.4 billion increase) for the full year as well as continuing production at Hidden Valley (R1.6 billion) for the full year following the operation reaching commercial levels of production at the end of the 2018 financial year. Production costs for 2018 include R1.0 billion related to the Moab Khotsong operations and production costs related to Hidden Valley were R1.2 billion lower than 2017 due to the capitalisation of costs during the plant upgrade and the development of the stage 5 and 6 cut back.

Production costs, analysed by nature, consist of the following:

	SA rand
Figures in million	2019	2018*	2017*

Labour costs, including contractors	12 715	9 750	9 006
Consumables	5 532	3 418	3 614
Water and electricity	3 398	2 551	2 316
Insurance	126	86	91
Transportation	354	121	177
Change in inventory	(166)	(211)	370
Capitalisation of mine development costs	(1 880)	(1 552)	(1 321)
Stripping activities[1]	(1 197)	(167)	(77)
Royalty expense	193	121	211
Other	1 249	967	655

Total production costs	20 324	15 084	15 042
* Re-presented due to a change in accounting policy - refer to note 2 for detail.
[1] Stripping activities increased as a result of Hidden Valley reaching commercial level of production during June 2018.

(b)
Depreciation is higher for the 2019 year owing mainly to full year production at Hidden Valley (R1.6 billion increase) as well as Moab Khotsong (R178 million increase) included for the full year. Offsetting this are decreases year on year at Target 1 (R199 million) as well as Unisel and Masimong (R184 million) owing to the impact of the impairment that was recognised at the end of the 2018 year.

Amortisation and depreciation of assets other than mining assets includes the amortisation of intangible assets.

(c)
For the assumptions used to calculate the rehabilitation costs, refer to note 25. This expense includes the change in estimate for the rehabilitation provision where an asset no longer exists as well as costs related to the rehabilitation process. For 2019, R86 million (2018: R94 million) (2017: R96 million) was spent on rehabilitation in South Africa. Refer to note 25.

(d)
The employment termination and restructuring expenditure for 2019 and 2018 relate to the voluntary severance program in place to reduce labour costs. The 2017 amount includes contractor fees for the optimisation of the Hidden Valley operation of R61 million.

(e)
Refer to note 33 for details on the share-based payment schemes implemented by the group. Due to the approval of the new management share plan, no new issue for the management share incentive scheme was made following the 2015 issue maturing in November 2018.

6	COST OF SALES continued

(f)
An increase in the planned gold price was offset by an increase in costs (both working costs and capital expenditure), which was further compounded by the inclusion of carbon tax (effective 1 June 2019), in both the life-of-mine and resource base models. Although there was an increase in the overall group’s net present value of the life-of-mine models, the revision of the areas included in certain of the resource base models resulted in lower grades which negatively impacted on the cash flows and ultimately the recoverable amounts. Refer to note 13 for further information. The impairment of assets consists of the following:

	SA rand
Figures in million	2019	2018	2017

Tshepong Operations	2 254	988	255
Kusasalethu	690	579	678
Target 1	312	699	785
Target 3	318	—	—
Joel	198	160	—
Other mining assets	120	319	—
Bambanani	6	—	—
Doornkop	—	317	—
Unisel	—	487	—
Masimong	—	329	—
Target North	—	1 458	—

Total impairment of assets	3 898	5 336	1 718

The recoverable amounts for these assets have been determined on a fair value less costs to sell basis using the assumptions per note 13 in discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3. The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2019 are as follows:

	SA rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment is due to the increased costs to exploit the resource base as well as a lower expected recovered grade. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.
	3 811	2 055	5 866
Kusasalethu
The decrease in grade and increased estimated costs in the resource base resulted in a lower recoverable amount. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.	1 297	—	1 297
Target 1
The recoverable amount decreased as a result of increased costs and decrease in grade in the resource base together with the estimated impact of carbon tax. The increase in discount rate due to increased risk factors also negatively impacted on the recoverable amount.	467	609	1 076
Target 3
The operation remains under care and maintenance. A change in valuation method from discounted cash flow model to resource multiple approach reduced the recoverable amount.	None	182	182
Joel
The increased capital costs in the resource base together with carbon tax negatively impacted the net present value of expected cash flows.	765	87	852
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Avgold resulted in the impairment of other mining assets.	335	None	335
Bambanani
The impairment of goodwill reduced the carrying amount of intangible assets. As goodwill is not depreciated, it results in an impairment as the life of the operation shortens.	763	None	763

6	COST OF SALES continued

(f)	Impairment continued

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2018 are as follows:

	SA rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	4 279	3 147	7 426
Kusasalethu
Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	1 019	1 119	2 138
Target 1
Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	471	746	1 217
Joel
The updated life-of-mine for the Joel operation presented a marginal decrease in recovered grade.	540	336	876
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Harmony resulted in the impairment of other mining assets.	366	None	366
Doornkop
The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	1 552	1 178	2 730
Unisel
Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	38	None	38
Masimong
The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	58	None	58
Target North
The impairment of Target North was as a result of a decrease in resource values.	None	3 681	3 681

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2017 are as follows:

SA rand
Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by the restriction on hoisting capacity at Phakisa along with the general pressure on margins.	4 931	2 849	7 780
Target 1
Information gained from the underground drilling during the year indicated that some areas of the bottom reef of the Dreyerskuil are highly channelised, which negatively impacted on the overall grade for the operation. These areas were subsequently excluded from the life-of-mine plan. This, together with the general pressure on margins, reduced the profitability of the operation over its life and contributed to the decrease in the recoverable amount.	867	1 129	1 996
Kusasalethu
The impairment was driven by a reduction in the additional attributable resource value as a result of a decrease in the ounces. The company investigated the viability of a decline to extend the life. The business case showed that the option was not feasible and therefore the resource ounces were reduced.
	1 240	1 543	2 783

There was no reversal of impairment for the 2019, 2018 or 2017 financial years.

Disclosure of Production Costs
Production costs, analysed by nature, consist of the following:

	SA rand
Figures in million	2019	2018*	2017*

Labour costs, including contractors	12 715	9 750	9 006
Consumables	5 532	3 418	3 614
Water and electricity	3 398	2 551	2 316
Insurance	126	86	91
Transportation	354	121	177
Change in inventory	(166)	(211)	370
Capitalisation of mine development costs	(1 880)	(1 552)	(1 321)
Stripping activities[1]	(1 197)	(167)	(77)
Royalty expense	193	121	211
Other	1 249	967	655

Total production costs	20 324	15 084	15 042
* Re-presented due to a change in accounting policy - refer to note 2 for detail.
[1] Stripping activities increased as a result of Hidden Valley reaching commercial level of production during June 2018.

Disclosure of Impairment of Assets
The impairment of assets consists of the following:

	SA rand
Figures in million	2019	2018	2017

Tshepong Operations	2 254	988	255
Kusasalethu	690	579	678
Target 1	312	699	785
Target 3	318	—	—
Joel	198	160	—
Other mining assets	120	319	—
Bambanani	6	—	—
Doornkop	—	317	—
Unisel	—	487	—
Masimong	—	329	—
Target North	—	1 458	—

Total impairment of assets	3 898	5 336	1 718

The recoverable amounts for these assets have been determined on a fair value less costs to sell basis using the assumptions per note 13 in discounted cash flow models and attributable resource values. These are fair value measurements classified as level 3. The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2019 are as follows:

	SA rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment is due to the increased costs to exploit the resource base as well as a lower expected recovered grade. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.
	3 811	2 055	5 866
Kusasalethu
The decrease in grade and increased estimated costs in the resource base resulted in a lower recoverable amount. The decrease in the recovery grade is as a result of the change in the dilution factors applied to the outside life of mine resources.	1 297	—	1 297
Target 1
The recoverable amount decreased as a result of increased costs and decrease in grade in the resource base together with the estimated impact of carbon tax. The increase in discount rate due to increased risk factors also negatively impacted on the recoverable amount.	467	609	1 076
Target 3
The operation remains under care and maintenance. A change in valuation method from discounted cash flow model to resource multiple approach reduced the recoverable amount.	None	182	182
Joel
The increased capital costs in the resource base together with carbon tax negatively impacted the net present value of expected cash flows.	765	87	852
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Avgold resulted in the impairment of other mining assets.	335	None	335
Bambanani
The impairment of goodwill reduced the carrying amount of intangible assets. As goodwill is not depreciated, it results in an impairment as the life of the operation shortens.	763	None	763

6	COST OF SALES continued

(f)	Impairment continued

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2018 are as follows:

	SA rand
	Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by sensitivity to fluctuations in the gold price. Furthermore the updated life-of-mine for the Tshepong operations presented a marginal decrease in recovered grade.	4 279	3 147	7 426
Kusasalethu
Kusasalethu's old section of the mine at the operation was excluded in the FY19 life-of-mine plan.	1 019	1 119	2 138
Target 1
Exploration drilling results during the year pointed towards lower grade estimates within certain blocks that have now been excluded from the life-of-mine plans.	471	746	1 217
Joel
The updated life-of-mine for the Joel operation presented a marginal decrease in recovered grade.	540	336	876
Other mining assets
The updated life-of-mine plans for the CGUs in Freegold and Harmony resulted in the impairment of other mining assets.	366	None	366
Doornkop
The impairment of Doornkop is primarily as a result of a decrease in the Kimberley Reef's resource values.	1 552	1 178	2 730
Unisel
Excluded the Leader Reef from the life-of-mine plan to focus on the higher grade Basal Reef. This reduced the life-of-mine from four years to eighteen months.	38	None	38
Masimong
The impairment at Masimong was as a result of the depletion of the higher grade B Reef and subsequent reduced life-of-mine.	58	None	58
Target North
The impairment of Target North was as a result of a decrease in resource values.	None	3 681	3 681

The recoverable amounts of the CGUs where impairments were recognised as at 30 June 2017 are as follows:

SA rand
Recoverable amount
Figures in million	Life-of-Mine plan	Resource base	Total

Tshepong Operations
The impairment was mainly driven by the restriction on hoisting capacity at Phakisa along with the general pressure on margins.	4 931	2 849	7 780
Target 1
Information gained from the underground drilling during the year indicated that some areas of the bottom reef of the Dreyerskuil are highly channelised, which negatively impacted on the overall grade for the operation. These areas were subsequently excluded from the life-of-mine plan. This, together with the general pressure on margins, reduced the profitability of the operation over its life and contributed to the decrease in the recoverable amount.	867	1 129	1 996
Kusasalethu
The impairment was driven by a reduction in the additional attributable resource value as a result of a decrease in the ounces. The company investigated the viability of a decline to extend the life. The business case showed that the option was not feasible and therefore the resource ounces were reduced.
	1 240	1 543	2 783

The sensitivity scenario of a 10% decrease or increase in the commodity price used in the discounted cash flow models and the resource values used (with all other variables held constant) would have resulted in the following impairment being recorded as at 30 June 2019 and 2018:

	SA rand
Figures in million	2019	2018

- 10% decrease
Tshepong Operations	7 155	5 174
Moab Khotsong[1]	2 758	1 636
Kusasalethu	1 962	2 716
Doornkop	1 350	2 052
Target 1	1 278	1 684
Joel	984	882
Hidden Valley	749	752
Target 3	337	141
Bambanani[1]	331	222
Target North	291	1 826
Other surface operations	178	540
Masimong	105	386
Unisel	45	525
Kalgold	39	—

+ 10% increase
Target 3	300	—
Masimong	—	59
Target North	—	1 090
Unisel	—	433

[1] The carrying amounts of these CGUs include goodwill and any impairment losses are allocated first to goodwill and then to the identifiable assets.